Income Taxes - Principal Components Of The Company's Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Net [Abstract]
Capitalized research & experimental expenditures	$ 11,827	$ 7,158
Accruals not yet tax deductible	1,585	615
Stock compensation	1,490	524
Net operating loss and credit carryforwards	4	0
UNICAP	91	1
Amortization, book in excess of tax	1,018	946
Deferred Tax Assets, Lease Liability	458	733
Deferred Tax Assets, Gross, Total	16,473	9,977
Deferred Tax Assets, Valuation Allowance	(9,693)	(8,312)
Deferred Tax Assets, Net of Valuation Allowance, Total	6,780	1,665
Deferred Tax Liabilities, Gross [Abstract]
Deferred Tax Liabilities, Property, Plant and Equipment	(5,961)	(620)
Deferred Tax Liabilities, Intangible Assets	(468)	(349)
Deferred Tax Liabilities, Leasing Arrangements	(440)	(711)
Deferred Tax Liabilities, Gross	(6,869)	(1,680)
Deferred Tax Liabilities, Net	$ (89)	$ (15)